STOCK BASED COMPENSATION (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended		36 Months Ended
	May 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2019
Number of stock option to acquire the equivalent			517,740,000	1,680,000
Weighted-average grant-date fair value of option	¥ 6
Vesting description	The options vest on May 15, 2025, with the expiration date of May 14, 2033.
Unrecognized stock-based compensation		¥ 6.1
Various Officers [Member]
Issuance of common shares for cash, shares	180,000
Exercise price	¥ 250
Directors and Employees [Member]
Issuance of common shares for cash, shares	337,740
Exercise price	¥ 183